As filed with the Securities and Exchange Commission on August 28, 2006
                                     Investment Company Act file number 811-8312


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                         INSTITUTIONAL DAILY INCOME FUND
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
                   (Address of principal executive offices)           (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: March 31

Date of reporting period: June 30, 2006

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
JUNE 30, 2006
(UNAUDITED)
================================================================================

     Face                                                                       Maturity                        Value
    Amount                                                                        Date          Yield          (Note 1)
    ------                                                                        ----          ------          ------
Asset Back Commercial Paper (26.86%)
-------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  Apreco Incorporated                                              07/24/06         5.15%     $   9,967,289
    5,000,000  ASAP Funding Limited                                             08/07/06         5.14          4,973,894
   20,000,000  Charta LLC
               Insured by AMBAC Assurance Corp.                                 07/12/06         5.04         19,969,506
   10,000,000  Chesham Finance LLC                                              07/03/06         5.32          9,997,044
   15,000,000  Govco Incorporated                                               07/18/06         5.02         14,964,867
   30,000,000  Greyhawk Funding LLC                                             07/06/06         5.08         29,978,917
   30,000,000  Lexington Parker Capital Company, LLC                            07/21/06         5.09         29,916,000
    5,000,000  Lexington Parker Capital Company, LLC                            07/07/06         5.11          4,995,758
   30,000,000  Lockhart Funding, LLC                                            08/14/06         5.26         29,808,967
   20,000,000  Market Street Funding, LLC                                       07/21/06         5.26         19,941,778
   15,000,000  Windmill Funding Corporation                                     07/10/06         5.06         14,981,137
-------------                                                                                              -------------
  190,000,000  Total Asset Back Commercial Paper                                                             189,495,157
-------------                                                                                              -------------
Domestic Certificate of Deposit (2.98%)
-------------------------------------------------------------------------------------------------------------------------------
$  21,000,000  Wells Fargo Bank                                                 07/24/06         5.16%     $  21,000,000
-------------                                                                                              -------------
   21,000,000  Total Domestic Certificate of Deposit                                                          21,000,000
-------------                                                                                              -------------
Eurodollar Certificates of Deposit (2.83%)
-------------------------------------------------------------------------------------------------------------------------------
$  20,000,000  Banco Bilbao Vizcaya Argentaria S.A.                             02/02/07         4.90%     $  20,001,143
-------------                                                                                              -------------
   20,000,000  Total Eurodollar Certificates of Deposit                                                       20,001,143
-------------                                                                                              -------------
Floating Rate Securities (9.92%)
-------------------------------------------------------------------------------------------------------------------------------
$  20,000,000  Bank of America Federal Funds Floater (a)                        12/15/06         5.31%     $  20,000,000
   20,000,000  Bear Stearns Federal Funds Floater (b)                           01/19/07         5.39         20,000,000
    5,000,000  Caterpillar Financial Services Corporation (c)                   07/10/06         5.14          5,000,000
   15,000,000  Merrill Lynch & Co, Inc.  Medium Term Floater (d)                05/14/07         5.15         15,000,000
   10,000,000  Merrill Lynch & Co, Inc. Extendible Monthly Securities (e)       06/15/07         5.18         10,000,000
-------------                                                                                              -------------
   70,000,000  Total Floating Rate Securities                                                                 70,000,000
-------------                                                                                              -------------
Foreign Commercial Paper (10.59%)
-------------------------------------------------------------------------------------------------------------------------------
$  15,000,000  Banco Bilbao Vizcaya Argentaria S.A.                             08/08/06         5.18%     $  14,918,775
   25,000,000  Caisse Centrale Desjardins du Quebec                             07/18/06         5.06         24,940,972
   20,000,000  Depfa Bank PLC                                                   08/07/06         5.18         19,894,447
   15,000,000  Yorkshire Building Society                                       08/04/06         5.11         14,928,530
-------------                                                                                              -------------
   75,000,000  Total Foreign Commercial Paper                                                                 74,682,724
-------------                                                                                              -------------
Letter of Credit Commercial Paper (4.17%)
-------------------------------------------------------------------------------------------------------------------------------
$  20,000,000  ICICI Bank Ltd.
               LOC Fortis Bank S.A. / N.V.                                      11/15/06         5.14%     $  19,608,789
   10,000,000  ICICI Bank Ltd.
               LOC Fortis Bank S.A. / N.V.                                      12/01/06         5.35          9,778,575
-------------                                                                                              -------------
   30,000,000  Total Letter of Credit Commercial Paper                                                        29,387,364
-------------                                                                                              -------------
Loan Participation (3.54%)
-------------------------------------------------------------------------------------------------------------------------------
$  20,000,000  AXA Equitable Life Insurance Company with J.P. Morgan Chase (f)  03/17/07         5.30%     $  20,000,000
    5,000,000  Mt. Vernon Phenol Plant Partnership with J.P. Morgan Chase (f)
               Guaranteed by General Electric Company 05/21/07 5.27 5,000,000
   25,000,000  Total Loan Participation 25,000,000
Other Notes (4.78%)
-------------------------------------------------------------------------------------------------------------------------------
$  33,715,000  Harris Trust and Savings Bank                                    08/07/06         5.18%     $  33,714,631
-------------                                                                                              -------------
   33,715,000  Total Other Notes                                                                              33,714,631
-------------                                                                                              -------------
Repurchase Agreement (3.69%)
-------------------------------------------------------------------------------------------------------------------------------
$  26,000,000  UBS AG, purchased on 06/30/06, repurchase proceeds at maturity
               $26,011,223 (Collateralized by $132,356,187, GNMA, 4.375% to
               9.000%, due 09/15/17 to 11/15/35, value $26,520,374)             07/03/06         5.18%     $  26,000,000
-------------                                                                                              -------------
   26,000,000  Total Repurchase Agreement                                                                     26,000,000
-------------                                                                                              -------------
U. S. Government Agency Medium Term Note (3.54%)
-------------------------------------------------------------------------------------------------------------------------------
$  20,000,000  Federal Home Loan Mortgage Corporation                           02/09/07         4.76%     $  20,000,000
    5,000,000  Federal Home Loan Mortgage Corporation                           04/27/07         5.25          5,000,000
-------------                                                                                              -------------
   25,000,000  Total U. S. Government Agency Medium Term Note                                                 25,000,000
-------------                                                                                              -------------
Variable Rate Demand Instruments (g) (10.35%)
-------------------------------------------------------------------------------------------------------------------------------
$   2,260,000  Atlas Metal Investment Corporation - Series 2000
               LOC Fifth Third Bank                                             10/01/20         5.35%     $   2,260,000
      445,000  Automated Packaging Systems
               LOC National City Bank                                           10/01/08         5.47            445,000
      925,000  Big Brothers Big Sisters Association of Greater Columbus -
               Series 2000
               LOC Fifth Third Bank                                             12/01/20         5.35            925,000
    2,730,000  Briarwood Investments, LLC - Series 2003
               LOC Federal Home Loan Bank of Cincinnati                         04/01/23         5.37          2,730,000
    4,400,000  CFM International Inc. - Series 1999A (h)
               Guaranteed by General Electric Company                           01/01/10         5.35          4,400,000
    1,200,000  CJ Krehbiel Co.
               LOC Fifth Third Bank                                             10/01/10         5.35          1,200,000
      135,000  Colorado Springs, CO Adjustable Rate Taxable/Convertible Bonds
               (Goodwill Industries Project) - Series 1997B
               LOC JPMorgan Chase Bank, N.A.                                    02/01/07         5.42            135,000
    2,100,000  D.E.D.E. Realty - Series 1998
               LOC Fifth Third Bank                                             12/01/11         5.35          2,100,000
    1,940,000  Delta Capital LLC - Series 1996B
               LOC JPMorgan Chase Bank, N.A.                                    10/01/26         5.45          1,940,000
      700,000  Dickenson Press, Inc. - Series 1997
               LOC Huntington National Bank                                     01/01/27         5.45            700,000
    2,300,000  Erie County, NY IDA RB (Niagara-Maryland LLC Project) -
               Series 2003
               LOC Manufacturers and Traders Trust Co.                          06/01/23         5.43          2,300,000
    2,750,000  Fiore Capital LLC - Series 2005A
               LOC M & I Marshall & Ilsley Bank                                 08/01/45         5.35          2,750,000
      960,000  First Metropolitan Title Company Demand Notes - Series 1999
               LOC LaSalle Bank, N.A.                                           05/01/24         5.45            960,000
    2,660,000  Governor's Village LLC - Series 2000
               LOC Fifth Third Bank                                             03/01/20         5.35          2,660,000
    5,771,800  Herman & Kittle Capital, LLC - Series 2005 (i)
               LOC Fifth Third Bank                                             06/01/55         5.27          5,771,800
    1,970,000  HFA of Lee County, FL Multifamily Housing RB
               (University Club Apartments) - Series 2002B
               Guaranteed by Federal National Mortgage Association              05/15/35         5.35          1,970,000
    1,365,000  Joe Holland Chevrolet
               LOC Fifth Third Bank                                             07/01/24         5.35          1,365,000
      210,000  JRB Corporation - Series 1996
               LOC Fifth Third Bank                                             07/01/26         5.45            210,000
    3,250,000  Kenwood County Club, Incorporated - Series 2005
               LOC US Bank, N.A.                                                12/01/15         5.35          3,250,000
    4,800,000  Lake Mary Bay Limited Partnership - Series 2005
               LOC Amsouth Bank                                                 03/01/25         5.42          4,800,000
    2,800,000  Landmark Church of Christ - Series 2005
               LOC Columbus Bank & Trust Company                                04/01/20         5.35          2,800,000
    1,900,000  Lauren Company, LLC - Series 2003
               LOC Wells Fargo Bank, N.A.                                       07/01/33         5.37          1,900,000
      405,000  LRV Enterprises, LLC - Series 1996
               LOC National City Bank                                           09/01/21         5.52            405,000
      900,000  Mayfair Village Retirement Center, Inc., KY
               (Variable Rate Term Notes) - Series 1995
               LOC PNC Bank, N.A.                                               05/15/09         5.33            900,000
      730,000  Mississippi Business Finance Corporation IDRB
               (Howard Industries Inc. Project) - Series 1995
               LOC Amsouth Bank                                                 06/01/10         5.35            730,000
    3,500,000  Mississippi Business Finance Corporation
               (Attala Steel Industries, LLC Project) - Series 2005
               Guaranteed by Federal Home Loan Bank                             07/01/20         5.35          3,500,000
    2,400,000  Mt. Carmel West Medical Office Building - Series 1999
               LOC National City Bank                                           08/01/19         5.42          2,400,000
    3,600,000  Parker Towing Company Inc.                                       06/01/11         5.42          3,600,000
    5,000,000  St. Johns County IDA TVR First Mortgage RB
               (Presbyterian Retirement Communities Project) - Series 2004B
               LOC Allied Irish Banks PLC                                       08/01/34         5.45          5,000,000
    1,520,000  Trendway Corporation
               LOC LaSalle Bank Midwest, N.A.                                   12/01/26         5.45          1,520,000
    3,872,000  Washington State HFC Non-Profit Housing RB
               (Rockwood Program) - Series B (g)
               LOC Wells Fargo Bank, N.A.                                       01/01/30         5.43          3,872,000
    1,915,000  Wholesome Group, LLC - Series 2000
               LOC Fifth Third Bank                                             10/01/20         5.35          1,915,000
    1,620,000  Wisconsin Housing Preservation Corporation - Series 2005
               LOC M & I Marshall & Ilsley Bank                                 05/01/35         5.35          1,620,000
-------------                                                                                              -------------
   73,033,800  Total Variable Rate Demand Instruments                                                         73,033,800
-------------                                                                                              -------------
Yankee Certificate of Deposit (20.55%)
-------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  Barclays Bank PLC                                                07/19/06         5.11%     $  10,000,000
   25,000,000  Canadian Imperial Bank of Commerce                               11/24/06         5.07         25,000,000
   30,000,000  Credit Suisse First Boston                                       07/05/06         5.08         30,000,000
   30,000,000  Credit Suisse First Boston                                       08/08/06         5.31         30,000,141
   25,000,000  Deutsche Zentral - Genossenschaftsb                              07/17/06         5.18         25,000,000
    5,000,000  Deutsche Zentral - Genossenschaftsb                              08/08/06         5.31          5,000,000
   20,000,000  Union Bank of Switzerland                                        07/05/06         5.05         20,000,000
-------------                                                                                              -------------
  145,000,000  Total Yankee Certificate of Deposit                                                           145,000,141
-------------                                                                                              -------------
               Total Investments (103.80%) (cost $732,314,960)                                               732,314,960
               Liabilities in excess of cash and other assets (-3.80%)                                       (26,839,153)
                                                                                                           -------------
               Net Assets (100.00%)                                                                        $ 705,475,807
                                                                                                           =============
               Net Asset Value, offering and redemption price per share:
               Class A shares, 197,726,217 shares outstanding                                              $        1.00
                                                                                                           =============
               Class B shares, 373,050,630 shares outstanding                                              $        1.00
                                                                                                           =============
               Pinnacle shares, 134,699,177 shares outstanding                                             $        1.00
                                                                                                           =============


FOOTNOTES:

Note 1

Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a)  The interest  rate is adjusted  daily based upon Federal  Funds Target plus
     0.06%

(b)  The interest  rate is adjusted  daily based upon Federal  Funds Target plus
     0.08%

(c) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.12%.

(d)  The  interest  rate is  adjusted  monthly  based upon one month LIBOR minus
     0.03%.

(e)  The  interest  rate is  adjusted  monthly  based upon one month LIBOR minus
     0.02%.

(f) Loan participation agreement with the interest rate adjusted monthly based upon one month LIBOR plus 0.02%.

(g) Securities payable on demand at par including accrued interest (with seven days' notice). Interest rate is adjusted weekly.

(h) The interest rate is adjusted weekly based upon average of prior week one month LIBOR plus 0.05%; weekly put at par.

(i) Securities payable on demand at par including accrued interest (with one day notice). Interest rate is adjusted daily.


KEY:
     GNMA    =   Government National Mortgage Association     IDRB    =   Industrial Development Revenue Bond
     HFA     =   Housing Finance Authority                    LOC     =   Letter of Credit
     HFC     =   Housing Finance Commission                   RB      =   Revenue Bond
     IDA     =   Industrial Development Authority

--------------------------------------------------------------------------------
INSTITUTIONAL DAILY INCOME FUND
U.S. TREASURY PORTFOLIO
STATEMENT OF NET ASSETS
DECEMBER 31, 2005
(UNAUDITED)
================================================================================

     Face                                                                       Maturity                        Value
    Amount                                                                        Date          Yield          (Note 1)
    ------                                                                        ----          ------          ------
Repurchase Agreements (48.54%)
-------------------------------------------------------------------------------------------------------------------------------
$  23,000,000  Bank of America Securities, LLC, purchased on 06/30/06, repurchase proceeds at maturity $23,008,050 (Collateralized by
               $24,103,000, U.S. Treasury Note, 3.625%, due 07/15/09, value
               $23,059,822)                                                     07/03/06         4.20%     $  23,000,000
  180,000,000  Bear, Stearns & Co., purchased on 06/30/06, repurchase proceeds at maturity $180,074,550 (Collateralized by $378,682,192, GNMA,
               4.000% to 13.000%, due 12/15/06 to 06/20/36, value $183,604,281) 07/03/06         4.97        180,000,000
   95,000,000  Merrill Lynch Pierce Fenner & Smith Co., purchased on 06/30/06, repurchase proceeds at maturity $95,035,625 (Collateralized by
               $95,038,000, U.S. Treasury Note, 2.250%, due 02/15/07, value
               $88,258,130, Resolution Funding Corp., 8.125% to 9.375%, due
               10/15/09 to 04/15/30, value $8,642,358)                          07/03/06         4.50         95,000,000
  181,000,000  UBS Securities, LLC, purchased on 06/30/06, repurchase proceeds at maturity $181,068,629 (Collateralized by $158,415,000, TRIN,
               3.000%, due 07/15/12, value $184,624,116)                        07/03/06         4.55        181,000,000
-------------                                                                                              -------------
  479,000,000  Total Repurchase Agreements                                                                   479,000,000
-------------                                                                                              -------------

U.S. Government Obligations (51.01%)
-------------------------------------------------------------------------------------------------------------------------------
$ 240,000,000  U.S. Treasury Bill                                               07/06/06         4.25%     $ 239,858,333
   15,000,000  U.S. Treasury Bill                                               07/06/06         3.00         14,993,750
   75,000,000  U.S. Treasury Note, 7.000%                                       07/15/06         4.54         75,069,940
   75,000,000  U.S. Treasury Note, 7.000%                                       07/15/06         4.58         75,065,828
   55,000,000  U.S. Treasury Note, 3.125%                                       05/15/07         4.94         54,165,754
   25,000,000  U.S. Treasury Note, 3.125%                                       05/15/07         5.02         24,602,695
   20,000,000  U.S. Treasury Note, 3.125%                                       05/15/07         5.06         19,674,809
-------------                                                                                              -------------
  505,000,000  Total U.S. Government Obligations                                                             503,431,109
-------------                                                                                              -------------
               Total Investments (99.55%) (cost $982,431,109)                                                982,431,109
               Cash and other assets, net of liabilities (0.45%)                                               4,470,889
                                                                                                           -------------
               Net Assets (100.00%)                                                                        $ 986,901,998
                                                                                                           =============
               Net Asset Value, offering and redemption price per share:
               Class A shares, 232,595,106 shares outstanding                                              $        1.00
                                                                                                           =============
               Class B shares, 732,980,437 shares outstanding                                              $        1.00
                                                                                                           =============
               Pinnacles shares, 21,326,455 shares outstanding                                             $        1.00
                                                                                                           =============

FOOTNOTES:

Note 1

Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.


KEY:
      GNMA    =   Government National Mortgage Association
      TRIN    =   U.S.Treasury Interest Only

ITEM 2: CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3: EXHIBITS


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Institutional Daily Income Fund

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: August 28, 2006

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: August 28, 2006

* Print the name and title of each signing officer under his or her signature.